SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Jan. 19, 2021	Nov. 30, 2020	Mar. 31, 2021	Apr. 12, 2021	Apr. 06, 2021	Feb. 11, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants issued			$ 969,849
Convertible promissory note			$ 980,078					$ 202,300	$ 0
Exercise price	$ 1.00	$ 0.20
Series C Preferred Stock [Member]
Preferred stock shares received upon merger							3,000,000
Series A Preferred Stock [Member]
Preferred stock shares received upon merger							10,000
Series B Preferred Stock [Member]
Preferred stock shares received upon merger							800
CBD Brand Partners [Member] | Series C Preferred Stock [Member]
Preferred stock shares received upon merger						1,200,000
CBD Brand Partners [Member] | Series A Preferred Stock [Member]
Preferred stock shares received upon merger						10,000
Preferred stock shares issued				10,000
CBD Brand Partners [Member] | Series B Preferred Stock [Member]
Preferred stock shares received upon merger						800
Preferred stock shares issued				800
6% Secured Convertible Promissory Note [Member]
Warrants issued	$ 100,000	$ 350,000
Convertible promissory note		$ 203,000
Exercise price		$ 1.00
Debt term		5 years
Debt [Member] | Subsequent Event [Member]
Debt settlement					$ 252,875